Employee Benefit Plans - Schedule of Weighted Average Actuarial Assumptions (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pension Plan
Defined Benefit Plan Disclosure [Line Items]
Discount rate	5.65%	5.76%	5.07%
Rate of compensation increase	4.50%	4.50%	4.50%
Benefit obligation	5.76%	5.07%	5.26%
Benefit obligation remeasurement rate	5.66%	5.51%	5.19%
Service cost	5.89%	5.16%	5.36%
Service cost remeasurement rate	5.89%	5.60%	5.26%
Interest cost	5.47%	4.96%	5.14%
Interest cost remeasurement rate	5.21%	5.37%	5.16%
Expected rate of return on plan assets	7.30%	7.25%	7.50%
Expected rate of return on plan assets remeasurement rate			7.50%
Rate of compensation increase	4.50%	4.50%	4.50%
Pension Plan | Acquired RSI Plan
Defined Benefit Plan Disclosure [Line Items]
Discount rate			0.00%
Benefit obligation			5.24%
Expected rate of return on plan assets			7.00%
RIM Plan
Defined Benefit Plan Disclosure [Line Items]
Discount rate	5.45%	5.67%	5.01%
Rate of compensation increase	4.50%	4.50%	4.50%
Benefit obligation	5.67%	5.01%	5.21%
Service cost	5.77%	5.09%	5.28%
Interest cost	5.40%	4.89%	5.10%
Rate of compensation increase	4.50%	4.50%	3.75%
Post-retirement Plan
Defined Benefit Plan Disclosure [Line Items]
Discount rate	5.49%	5.66%	4.96%
Rate of compensation increase	0.00%
Benefit obligation	5.66%	4.96%	5.18%
Service cost	5.88%	5.79%	5.30%
Interest cost	5.36%	4.87%	5.07%
Post-retirement Plan | Acquired RSI Plan
Defined Benefit Plan Disclosure [Line Items]
Discount rate			5.16%
Benefit obligation			5.16%
Split-Dollar Life Insurance
Defined Benefit Plan Disclosure [Line Items]
Discount rate	5.74%	5.81%	5.11%
Rate of compensation increase	4.50%	4.50%	4.50%
Benefit obligation	5.81%	5.11%	5.31%
Service cost	5.96%	5.23%	5.41%
Interest cost	5.56%	4.99%	5.19%
Rate of compensation increase	4.50%	4.50%	3.75%